Note 9 - Common Stock, Additional Paid-in Capital and Dividends	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company's common stock, additional paid-in capital and dividends can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2019
which have been filed with the Securities and Exchange Commission on Form
20
-F on
April 10, 2020.

Issuance of warrants as part of the
November 2019
Registered Direct Offering:
During the
six
months ended
June 30, 2020,
all outstanding Class A warrants (
4,200,000
warrants) were exercised on a cashless basis into
67,200
of the Company's common shares and
no
Class B Warrants were exercised. As of
June 30, 2020
there are
4,200,000
Class B Warrants exercisable into
168,000
of the Company's common shares with an exercise price of
$2.11.

Equity distribution agreements:
On
February 12
and
March 11 2020,
the Company, entered into
two
equity distribution agreements, or as is commonly known, at-the-market offerings (“ATM”s), with Maxim Group LLC ("Maxim"). Under each ATM the Company could sell up to
$5,000
of its common stock with Maxim acting as a sales agent. Since Maxim was acting solely as a sales agent, it had no
right to require any common stock sales.
No
warrants, derivatives, or other share classes were associated with these ATMs. The Company completed all sales under both ATMs during
February
and
March 2020
out of which the Company received proceeds (net of
2%
fees), amounting to
$9,800
and issued
2,693,191
common shares.

Registered Direct Offerings:
On
March 30,
April 15,
April 27,
April 28,
May 14,
May 19,
June 7,
June 10,
June 14
and
June 23 2020,
the Company closed registered direct offerings for the sale of an aggregate of
30,378,165
of its common shares for proceeds of
$97,273
(net of placement agent fees ranging from
6.25%
to
6.50%
) with unaffiliated investors. Maxim acted as a placement agent in all of the registered direct offerings.
No
warrants, derivatives, or other share classes were associated with these Registered Direct Offerings.

Dividends:
No
dividends were paid to common stock holders in the
six
months ended
June 30, 2019
and
2020.